Employee Future Benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Future Benefits	EMPLOYEE FUTURE BENEFITS
For DBP and OPEB plans, the benefit obligation and fair value of plan assets are measured as at December 31.

For the Corporation's Canadian and Caribbean subsidiaries, actuarial valuations to determine funding contributions for pension plans are required at least every three years. The most recent valuations were as of December 31, 2021 for certain FortisBC Energy and FortisBC Electric plans; December 31, 2022 for the remaining FortisBC Energy and FortisBC Electric plans, Newfoundland Power, FortisAlberta and FortisOntario; December 31, 2023 for the Corporation; and December 31, 2024 for Caribbean Utilities.

ITC, UNS Energy and Central Hudson perform annual actuarial valuations as their funding requirements are based on maintaining minimum annual targets, all of which have been met.

The Corporation's investment policy is to ensure that the DBP and OPEB plan assets, together with expected contributions, are invested in a prudent and cost-effective manner to optimally meet the liabilities of the plans. The investment objective is to maximize returns in order to manage the funded status of the plans and minimize the Corporation's cost over the long term, as measured by both cash contributions and recognized expense.

Allocation of Plan Assets	2024 Target Allocation
(weighted average %)		2024	2023
Equities	46	47	46
Fixed income	46	45	45
Real estate	7	7	8
Cash and other	1	1	1
	100	100	100

Fair Value of Plan Assets

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2024
Equities	773	1,168	—	1,941
Fixed income	268	1,561	—	1,829
Real estate	—	—	300	300
Cash and other	23	26	—	49
	1,064	2,755	300	4,119

2023
Equities	666	1,059	—	1,725
Fixed income	232	1,447	—	1,679
Real estate	—	—	291	291
Cash and other	34	14	—	48
	932	2,520	291	3,743
(1)    See Note 26 for a description of the fair value hierarchy.

The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

($ millions)	2024	2023
Balance, beginning of year	291	282
Return on plan assets	5	(9)
Foreign currency translation	3	(1)
Purchases, sales and settlements	1	19
Balance, end of year	300	291

Funded Status	DBP Plans		OPEB Plans
($ millions)	2024	2023	2024	2023
Change in benefit obligation (1)
Balance, beginning of year	3,347	3,063	596	582
Service costs	74	62	25	22
Employee contributions	17	17	4	3
Interest costs	161	159	29	30
Benefits paid	(181)	(169)	(35)	(31)
Actuarial (gains) losses	(115)	255	(49)	(1)
Past service credits/plan amendments	(3)	—	—	—
Foreign currency translation	140	(40)	33	(9)
Balance, end of year (2)	3,440	3,347	603	596

Change in value of plan assets
Balance, beginning of year	3,313	3,079	430	389
Actual return on plan assets	249	373	50	61
Benefits paid	(174)	(162)	(31)	(26)
Employee contributions	17	17	4	3
Employer contributions	57	46	14	13
Foreign currency translation	151	(40)	39	(10)
Balance, end of year	3,613	3,313	506	430

Funded status	173	(34)	(97)	(166)

Balance sheet presentation
Other assets (Note 9)	395	236	156	119
Other current liabilities (Note 13)	(16)	(15)	(13)	(13)
Other liabilities (Note 16)	(206)	(255)	(240)	(272)
	173	(34)	(97)	(166)
(1)Amounts reflect projected benefit obligation for DBP plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for DBP plans was $3,144 million as at December 31, 2024 (2023 - $2,983 million).

For those DBP plans for which the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2024, the obligation was $1,668 million compared to plan assets of $1,460 million (2023 - $1,940 million and $1,681 million, respectively).

For those DBP plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2024, the obligation was $195 million compared to plan assets of $62 million (2023 - $268 million and $130 million, respectively).

For those OPEB plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2024, the obligation was $296 million compared to plan assets of $44 million (2023 - $320 million and $36 million, respectively).

Net Benefit Cost (1)	DBP Plans		OPEB Plans
($ millions)	2024	2023	2024	2023
Service costs	74	62	25	22
Interest costs	161	159	29	30
Expected return on plan assets	(221)	(202)	(26)	(22)
Amortization of actuarial gains	(1)	(9)	(17)	(19)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	(1)	12	2	5
	11	21	12	15
(1)    The non-service benefit cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	DBP Plans		OPEB Plans
($ millions)	2024	2023	2024	2023
Unamortized net actuarial losses (gains)	11	12	(11)	(10)
Unamortized past service costs	1	1	6	6
Income tax (recovery) expense	(3)	(3)	1	1
Accumulated other comprehensive income	9	10	(4)	(3)

Net actuarial losses (gains)	46	189	(283)	(215)
Past service credits	(1)	(2)	(2)	(3)
Other regulatory deferrals	12	(11)	4	2
	57	176	(281)	(216)

Regulatory assets (Note 8)	235	254	—	—
Regulatory liabilities (Note 8)	(178)	(78)	(281)	(216)
Net regulatory assets (liabilities)	57	176	(281)	(216)

The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory (liabilities) assets.

	DBP Plans		OPEB Plans
($ millions)	2024	2023	2024	2023
Current year net actuarial (gains) losses	(1)	4	(1)	1
Past service credits/plan amendments	—	—	—	(1)
Foreign currency translation	—	(1)	—	—
Income tax recovery	—	(1)	—	—
Total recognized in comprehensive income	(1)	2	(1)	—

Current year net actuarial (gains) losses	(142)	78	(72)	(40)
Amortization of actuarial gains	1	9	16	18
Amortization of past service credits	1	2	1	1
Foreign currency translation	(2)	(1)	(12)	2
Regulatory adjustments	23	(5)	2	(5)
Total recognized in regulatory (liabilities) assets	(119)	83	(65)	(24)

Significant Assumptions	DBP Plans		OPEB Plans
(weighted average %)	2024	2023	2024	2023
Discount rate as at December 31 (1)	5.25	4.84	5.43	4.94
Expected long-term rate of return on plan assets (2)	6.51	6.58	6.05	5.92
Rate of compensation increase	3.52	3.37	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.53	4.52
(1)The discount rate used during the year was 4.84% for DBP plans (2023 - 5.36%) and 4.96% for OPEB plans (2023 - 5.39%). ITC and UNS Energy use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2025 health care cost trend rate is 6.51% and is assumed to decrease over the next 10 years to the ultimate health care cost trend rate of 4.53% in 2034 and thereafter.

Expected Benefit Payments
($ millions)	DBP Plans	OPEB Plans
2025	$196	$33
2026	201	34
2027	206	34
2028	210	35
2029	218	36
2030-2034	1,155	203

During 2025, the Corporation expects to contribute $49 million for DBP plans and $12 million for OPEB plans.

In 2024, the Corporation expensed $58 million (2023 - $53 million) related to defined contribution pension plans.